UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File
No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue,
New York, New York 10010
(Address of Principal Executive Offices) (Zip Code)

Omar Tariq
Credit Suisse Asset Management Income Fund, Inc.
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212)
325-2000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2024 to June 30, 2024

EXPLANATORY NOTE
The Registrant is filing this amendment to its Form
N-CSR
(the “Amendment”) for the period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 3, 2024 (Accession Number
0001193125-24-212169)
(the “Original Filing”). This Amendment is filed solely for the purpose of including an exhibit to Exhibit a(5) Change in the registrant’s independent public accountant. Except as set forth above (and the dates included on the signature page and the certifications required by Rule
30a-2(a)
and Rule
30a-2(b)),
the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing. Items 1 through 19 of this Amendment to the Registrant’s Form
N-CSR
are incorporated by reference to the Original Filings.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: April 15, 2025

/s/ Rose Ann Bubloski
Name: Rose Ann Bubloski
Title: Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: April 15, 2025

Item 19. Exhibits.

(a)(3) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(5) Change in the registrant’s independent registered public accountant during the reporting period.

(b)  The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.